UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

97458-1013                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
August 31, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (34.2%)

             COMMON STOCKS (26.7%)

             CONSUMER DISCRETIONARY (2.6%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.5%)
     6,440   TRW Automotive Holdings Corp.*                                $      445
                                                                           ----------
             CABLE & SATELLITE (0.3%)
     5,850   Comcast Corp. "A"                                                    246
                                                                           ----------
             DEPARTMENT STORES (0.2%)
     4,500   Kohl's Corp.                                                         231
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.2%)
     4,340   Lowe's Companies, Inc.                                               199
                                                                           ----------
             HOMEFURNISHING RETAIL (0.2%)
     2,050   Bed Bath & Beyond, Inc.*                                             151
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
    19,050   Royal Caribbean Cruises Ltd.                                         699
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.4%)
     5,600   Walt Disney Co.                                                      341
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     4,800   H&R Block, Inc.                                                      134
                                                                           ----------
             Total Consumer Discretionary                                       2,446
                                                                           ----------
             CONSUMER STAPLES (2.2%)
             -----------------------
             DRUG RETAIL (0.7%)
     7,750   CVS Caremark Corp.                                                   450
     3,800   Walgreen Co.                                                         183
                                                                           ----------
                                                                                  633
                                                                           ----------
             FOOD DISTRIBUTORS (0.2%)
     6,700   Sysco Corp.                                                          215
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.3%)
     3,400   Procter & Gamble Co.                                                 265
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
     5,090   Wal-Mart Stores, Inc.                                                371
                                                                           ----------
             SOFT DRINKS (0.2%)
     1,900   PepsiCo, Inc.                                                        151
                                                                           ----------
             TOBACCO (0.4%)
     5,150   Philip Morris International, Inc.                                    430
                                                                           ----------
             Total Consumer Staples                                             2,065
                                                                           ----------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (2.7%)
             -------------
             INTEGRATED OIL & GAS (1.1%)
     2,050   Chevron Corp.                                                 $      247
     9,220   Occidental Petroleum Corp.                                           813
                                                                           ----------
                                                                                1,060
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
    10,040   Halliburton Co.                                                      482
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
     4,200   ConocoPhillips                                                       278
    15,700   Marathon Oil Corp.                                                   541
                                                                           ----------
                                                                                  819
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     4,000   Valero Energy Corp.                                                  142
                                                                           ----------
             Total Energy                                                       2,503
                                                                           ----------
             FINANCIALS (4.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     2,300   State Street Corp.                                                   154
                                                                           ----------
             CONSUMER FINANCE (0.5%)
     7,620   Capital One Financial Corp.                                          492
                                                                           ----------
             DIVERSIFIED BANKS (0.4%)
     9,830   Wells Fargo & Co.                                                    404
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.2%)
     3,470   MetLife, Inc.                                                        160
                                                                           ----------
             MULTI-LINE INSURANCE (0.4%)
     7,400   American International Group, Inc.*                                  344
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    13,810   Citigroup, Inc.                                                      668
     3,610   JPMorgan Chase & Co.                                                 182
                                                                           ----------
                                                                                  850
                                                                           ----------
             REGIONAL BANKS (1.1%)
     7,800   BB&T Corp.                                                           265
     8,500   CIT Group, Inc.*                                                     407
     5,100   PNC Financial Services Group, Inc.                                   368
                                                                           ----------
                                                                                1,040
                                                                           ----------
             SPECIALIZED FINANCE (0.3%)
     1,620   IntercontinentalExchange, Inc.*                                      291
                                                                           ----------
             Total Financials                                                   3,735
                                                                           ----------
             HEALTH CARE (5.9%)
             ------------------
             BIOTECHNOLOGY (1.6%)
    25,300   Gilead Sciences, Inc.*                                             1,525
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.7%)
    12,410   Cardinal Health, Inc.                                                624
                                                                           ----------
             HEALTH CARE EQUIPMENT (0.1%)
     1,730   Varian Medical Systems, Inc.*                                        122
                                                                           ----------
             HEALTH CARE SERVICES (0.3%)
     3,650   Express Scripts Holdings Co.*                                        233
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
     4,060   Thermo Fisher Scientific, Inc.                                       361
                                                                           ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.2%)
     2,750   UnitedHealth Group, Inc.                                      $      197
                                                                           ----------
             PHARMACEUTICALS (2.6%)
    16,000   AbbVie, Inc.                                                         682
     3,300   Allergan, Inc.                                                       291
     8,690   Johnson & Johnson                                                    751
    26,770   Pfizer, Inc.                                                         755
                                                                           ----------
                                                                                2,479
                                                                           ----------
             Total Health Care                                                  5,541
                                                                           ----------
             INDUSTRIALS (2.2%)
             ------------------
             AEROSPACE & DEFENSE (1.6%)
     4,000   Boeing Co.                                                           416
     7,300   Raytheon Co.                                                         550
    16,300   Spirit AeroSystems Holdings, Inc. "A"*                               368
     2,210   United Technologies Corp.                                            221
                                                                           ----------
                                                                                1,555
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.4%)
     4,490   United Parcel Service, Inc. "B"                                      384
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.2%)
     6,380   General Electric Co.                                                 148
                                                                           ----------
             Total Industrials                                                  2,087
                                                                           ----------
             INFORMATION TECHNOLOGY (6.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
     7,700   Adobe Systems, Inc.*                                                 352
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (1.1%)
    28,000   Cisco Systems, Inc.                                                  653
     6,370   QUALCOMM, Inc.                                                       422
                                                                           ----------
                                                                                1,075
                                                                           ----------
             COMPUTER HARDWARE (1.5%)
     1,605   Apple, Inc.                                                          782
    27,700   Hewlett-Packard Co.                                                  619
                                                                           ----------
                                                                                1,401
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     2,650   Visa, Inc. "A"                                                       462
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.0%)
       755   Google, Inc. "A"*                                                    639
     9,700   Yahoo! Inc.*                                                         263
                                                                           ----------
                                                                                  902
                                                                           ----------
             SEMICONDUCTORS (0.7%)
     5,100   Broadcom Corp. "A"                                                   129
    17,890   Intel Corp.                                                          393
     4,300   Texas Instruments, Inc.                                              164
                                                                           ----------
                                                                                  686
                                                                           ----------
             SYSTEMS SOFTWARE (1.2%)
    27,100   Microsoft Corp.                                                      905
     7,800   Oracle Corp.                                                         249
                                                                           ----------
                                                                                1,154
                                                                           ----------
             Total Information Technology                                       6,032
                                                                           ----------

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MATERIALS (0.4%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     2,100   Monsanto Co.                                                  $      205
                                                                           ----------
             PAPER PACKAGING (0.2%)
     5,500   Bemis Co., Inc.                                                      219
                                                                           ----------
             Total Materials                                                      424
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     9,300   CenturyLink, Inc.                                                    308
                                                                           ----------
             Total Common Stocks (cost: $23,027)                               25,141
                                                                           ----------
             PREFERRED STOCKS (0.5%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     1,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                perpetual(a)                                                      107
                                                                           ----------
             ENERGY (0.3%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       200   Chesapeake Energy Corp., 5.75%, perpetual(a)                         226
                                                                           ----------
                                                                                  226
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        50   Kinder Morgan G.P., Inc., 4.16%, cumulative redeemable(a)             46
                                                                           ----------
             Total Energy                                                         272
                                                                           ----------
             FINANCIALS (0.1%)
             -----------------
             REGIONAL BANKS (0.1%)
       100   M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013(b)               102
                                                                           ----------
             Total Preferred Stocks (cost: $441)                                  481
                                                                           ----------
             EXCHANGE-TRADED FUNDS (7.0%)
    18,610   iShares Core S&P Mid-Cap ETF                                       2,199
    14,392   iShares Core S&P Small-Cap ETF                                     1,356
    29,944   iShares Russell 2000 ETF                                           3,006
                                                                           ----------
             Total Exchange-Traded Funds (cost: $5,483)                         6,561
                                                                           ----------
             Total U.S. Equity Securities (cost: $28,951)                      32,183
                                                                           ----------
             INTERNATIONAL EQUITY SECURITIES (34.6%)

             COMMON STOCKS (4.1%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
     2,700   Magna International, Inc.                                            209
                                                                           ----------
             CONSUMER STAPLES (0.3%)
             -----------------------
             BREWERS (0.1%)
     1,100   Anheuser-Busch InBev N.V. ADR                                        103
                                                                           ----------
             PACKAGED FOODS & MEAT (0.2%)
     3,600   Unilever N.V.                                                        135
                                                                           ----------
             Total Consumer Staples                                               238
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (0.4%)
             -------------
             OIL & GAS DRILLING (0.4%)
     7,150   Transocean Ltd.                                               $      323
                                                                           ----------
             FINANCIALS (0.2%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
     4,300   HSBC Holdings plc ADR                                                225
                                                                           ----------
             INDUSTRIALS (1.4%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    10,850   Eaton Corp. plc                                                      687
                                                                           ----------
             RAILROADS (0.7%)
     5,500   Canadian Pacific Railway Ltd.                                        649
                                                                           ----------
             Total Industrials                                                  1,336
                                                                           ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             SEMICONDUCTORS (0.6%)
    15,000   NXP Semiconductors N.V.*                                             558
                                                                           ----------
             MATERIALS (0.3%)
             ----------------
             DIVERSIFIED METALS & MINING (0.3%)
     7,000   Rio Tinto plc ADR                                                    316
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     6,000   Rogers Communications, Inc. "B"                                      237
    13,900   Vodafone Group plc ADR                                               450
                                                                           ----------
                                                                                  687
                                                                           ----------
             Total Telecommunication Services                                     687
                                                                           ----------
             Total Common Stocks (cost: $3,723)                                 3,892
                                                                           ----------
             EXCHANGE-TRADED FUNDS (30.5%)
     6,294   EGShares Emerging Markets Consumer ETF                               154
    77,033   iShares Core MSCI Emerging Markets ETF                             3,498
   180,018   iShares MSCI EAFE ETF                                             10,652
    90,745   iShares MSCI Germany ETF                                           2,327
   147,141   iShares MSCI Hong Kong ETF                                         2,768
    21,896   iShares MSCI Indonesia ETF                                           504
    21,350   iShares MSCI Malaysia ETF                                            308
     6,732   iShares MSCI Philippines ETF                                         210
    74,654   iShares MSCI Singapore ETF                                           926
    30,344   iShares MSCI Taiwan ETF                                              409
     7,339   iShares MSCI Turkey ETF                                              355
   223,471   iShares MSCI United Kingdom ETF                                    4,168
     3,662   SPDR S&P Emerging Markets SmallCap ETF                               157
    31,241   Vanguard FTSE Emerging Markets ETF                                 1,178
     8,244   WisdomTree Emerging Markets Equity Income Fund                       399
     8,945   WisdomTree Emerging Markets SmallCap Dividend Fund                   390
    15,182   WisdomTree India Earnings Fund                                       211
                                                                           ----------
             Total Exchange-Traded Funds (cost: $27,998)                       28,614
                                                                           ----------
             Total International Equity Securities (cost: $31,721)             32,506
                                                                           ----------

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (3.8%)

             EXCHANGE-TRADED FUNDS (3.8%)
    91,741   Market Vectors Gold Miners ETF                                                      $    2,581
     7,300   SPDR Gold Trust*                                                                           983
                                                                                                 ----------
             Total Exchange-Traded Funds                                                              3,564
                                                                                                 ----------
             Total Precious Metals and Commodity - Related Securities (cost: $4,492)                  3,564
                                                                                                 ----------

             GLOBAL REAL ESTATE EQUITY SECURITIES (0.2%)

             PREFERRED STOCKS (0.2%)

             REITs - OFFICE (0.2%)
             ---------------------
     3,000   CommonWealth REIT, 6.50%, perpetual                                                         61
     4,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                        93
                                                                                                 ----------
             Total REITs - Office                                                                       154
                                                                                                 ----------
             Total Preferred Stocks (cost: $176)                                                        154
                                                                                                 ----------
             Total Global Real Estate Equity Securities (cost: $176)                                    154
                                                                                                 ----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                                RATE         MATURITY
-----------------------------------------------------------------------------------------------------------
             BONDS (18.2%)

             CORPORATE OBLIGATIONS (8.9%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             PUBLISHING (0.1%)
$      100   McGraw-Hill Global Education Holdings, LLC (a)          9.75%       4/01/2021              106
                                                                                                 ----------
             TEXTILES (0.1%)
       100   SIWF Merger Sub, Inc. (a)                               6.25        6/01/2021               99
                                                                                                 ----------
             Total Consumer Discretionary                                                               205
                                                                                                 ----------
             ENERGY (2.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
        50   Arch Coal, Inc. (a)                                     9.88        6/15/2019               44
                                                                                                 ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       100   Alta Mesa Holdings, LP                                  9.63       10/15/2018              105
        50   Halcon Resources Corp.                                  8.88        5/15/2021               50
       100   Halcon Resources Corp. (a)                              9.25        2/15/2022              100
       100   Midstates Petroleum Co., Inc. (a)                       9.25        6/01/2021               96
       100   NFR Energy, LLC (c)                                     8.75       12/31/2018              101
       100   Penn Virginia Corp.                                     8.50        5/01/2020              101
       100   Quicksilver Resources, Inc. (c)                         7.00        6/21/2019               96
        50   Rex Energy Corp. (a)                                    8.88       12/01/2020               52
        50   Samson Investment Co. (c)                               6.00        9/25/2018               50
                                                                                                 ----------
                                                                                                        751
                                                                                                 ----------
             OIL & GAS REFINING & MARKETING (0.1%)
        50   Northern Tier Energy, LLC (a)                           7.13       11/15/2020               50
                                                                                                 ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (1.1%)
$      200   DCP Midstream, LLC (a)                                  5.85%        5/21/2043      $      187
       100   Enbridge Energy Partners, LP                            8.05        10/01/2037             112
       300   Energy Transfer Partners, LP (a)                        3.28        11/01/2066             271
       200   Enterprise Products Operating, LLC                      7.00         6/01/2067             213
       100   Martin Midstream Partners, LP (a)                       7.25         2/15/2021             100
         8   NuStar Logistics, LP                                    7.63         1/15/2043             210
                                                                                                 ----------
                                                                                                      1,093
                                                                                                 ----------
             Total Energy                                                                             1,938
                                                                                                 ----------
             FINANCIALS (5.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       300   State Street Capital Trust IV                           1.27 (d)     6/15/2037             246
        48   Walter Investment Management Corp. (c)                  5.75        11/28/2017              49
                                                                                                 ----------
             Total Asset Management & Custody Banks                                                     295
                                                                                                 ----------
             CONSUMER FINANCE (0.2%)
       200   American Express Co.                                    6.80         9/01/2066             214
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (1.5%)
         8   Delphi Financial Group, Inc.                            7.38         5/15/2037             200
       300   Lincoln National Corp.                                  7.00         5/17/2066             306
       200   MetLife, Inc.                                           6.40        12/15/2036             202
       200   Principal Financial Global Fund, LLC                    0.79 (d)     1/10/2031             176
       200   Prudential Financial, Inc.                              5.63         6/15/2043             188
       350   StanCorp Financial Group, Inc.                          6.90         6/01/2067             351
                                                                                                 ----------
                                                                                                      1,423
                                                                                                 ----------
             MULTI-LINE INSURANCE (1.0%)
       225   Genworth Holdings, Inc.                                 6.15        11/15/2066             196
       400   Glen Meadow Pass-Through Trust (a)                      6.51         2/12/2067             380
       200   Nationwide Mutual Insurance Co. (a)                     5.81        12/15/2024             201
       150   ZFS Finance USA Trust V (a)                             6.50         5/09/2037             160
                                                                                                 ----------
                                                                                                        937
                                                                                                 ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
       250   GE Capital Trust I                                      6.38        11/15/2067             264
        50   General Electric Capital Corp.                          6.38        11/15/2067              53
        75   ILFC E-Capital Trust I (a)                              4.96 (d)    12/21/2065              64
       200   JPMorgan Chase Capital XXI                              1.22 (d)     2/02/2037             152
                                                                                                 ----------
                                                                                                        533
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
       200   Allstate Corp.                                          5.75         8/15/2053             197
       200   AmTrust Financial Services, Inc. (a)                    6.13         8/15/2023             202
       200   HSB Group, Inc.                                         1.18 (d)     7/15/2027             160
       250   Ironshore Holdings, Inc. (a)                            8.50         5/15/2020             288
       100   Progressive Corp.                                       6.70         6/15/2037             108
                                                                                                 ----------
                                                                                                        955
                                                                                                 ----------
             REGIONAL BANKS (0.4%)
         6   Citizens Funding Trust I                                7.50         9/15/2066             153
        50   First Maryland Capital Trust I                          1.27 (d)     1/15/2027              43
       100   Fulton Capital Trust I                                  6.29         2/01/2036             100
        50   Regions Financial Corp.                                 7.75        11/10/2014              54
                                                                                                 ----------
                                                                                                        350
                                                                                                 ----------
             Total Financials                                                                         4,707
                                                                                                 ----------
             INDUSTRIALS (0.2%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
        50   Textron Financial Corp. (a)                             6.00         2/15/2067              44
                                                                                                 ----------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             AIRLINES (0.1%)
$       70   Continental Airlines, Inc. "B" Pass-Through Trust        6.25%       4/11/2020      $       72
        52   United Air Lines, Inc. Pass-Through Trust (a)           12.00        7/15/2017              59
                                                                                                 ----------
                                                                                                        131
                                                                                                 ----------
             Total Industrials                                                                          175
                                                                                                 ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       100   First Data Corp. (a)                                    6.75        11/01/2020             103
                                                                                                 ----------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
       100   Atkore International, Inc. (a)                          9.88         1/01/2018             109
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
         4   Qwest Corp.                                             7.50         9/15/2051             102
                                                                                                 ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50   MetroPCS Wireless, Inc. (a)                             6.25         4/01/2021              50
                                                                                                 ----------
             Total Telecommunication Services                                                           152
                                                                                                 ----------
             UTILITIES (1.1%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
       100   NextEra Energy Capital Holdings, Inc.                   6.35        10/01/2066             102
        50   NextEra Energy Capital Holdings, Inc.                   6.65         6/15/2067              53
        50   NextEra Energy Capital Holdings, Inc.                   7.30         9/01/2067              55
       100   PPL Capital Funding, Inc.                               6.70         3/30/2067             103
       125   Texas Competitive Electric Holdings Co., LLC (c)        4.71        10/10/2017              85
                                                                                                 ----------
                                                                                                        398
                                                                                                 ----------
             MULTI-UTILITIES (0.7%)
        50   Dominion Resources, Inc.                                7.50         6/30/2066              54
       150   Dominion Resources, Inc.                                2.58 (d)     9/30/2066             141
       200   Integrys Energy Group, Inc.                             6.11        12/01/2066             205
       200   Puget Sound Energy, Inc.                                6.97         6/01/2067             211
                                                                                                 ----------
                                                                                                        611
                                                                                                 ----------
             Total Utilities                                                                          1,009
                                                                                                 ----------
             Total Corporate Obligations (cost: $8,285)                                               8,398
                                                                                                 ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (2.9%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.2%)
       100   Fage USA Dairy Industry, Inc. (a)                       9.88         2/01/2020             109
       100   JBS S.A.                                               10.50         8/04/2016             109
                                                                                                 ----------
             Total Packaged Foods & Meat                                                                218
                                                                                                 ----------
             Total Consumer Staples                                                                     218
                                                                                                 ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       200   TransCanada Pipelines Ltd.                              6.35         5/15/2067             208
                                                                                                 ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)        SECURITY                                                 RATE         MATURITY           (000)
-----------------------------------------------------------------------------------------------------------
             FINANCIALS (1.7%)
             -----------------
             DIVERSIFIED BANKS (0.7%)
$      100   Barclays Bank plc                                       0.65% (d)            -(e)   $       58
       100   Barclays Bank plc                                       0.69 (d)             -(e)           58
        50   Barclays Bank plc (a)                                   7.70                 -(e)           54
       200   HSBC Bank plc                                           0.54 (d)             -(e)          121
       300   HSBC Bank plc                                           0.63 (d)             -(e)          183
       100   Lloyds TSB Bank plc                                     0.49 (d)             -(e)           57
       100   Royal Bank of Scotland plc                              9.50         3/16/2022             113
                                                                                                 ----------
                                                                                                        644
                                                                                                 ----------
             LIFE & HEALTH INSURANCE (0.2%)
       200   Great-West Life & Annuity Insurance Capital, LP (a)     7.15         5/16/2046             207
                                                                                                 ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
       395   Oil Insurance Ltd. (a)                                  3.26 (d)             -(e)          362
       200   QBE Capital Funding III Ltd. (a)                        7.25         5/24/2041             211
                                                                                                 ----------
                                                                                                        573
                                                                                                 ----------
             REINSURANCE (0.2%)
        50   Platinum Underwriters Finance, Inc.                     7.50         6/01/2017              55
       100   Swiss Re Capital I, LP (a)                              6.85                 -(e)          105
                                                                                                 ----------
                                                                                                        160
                                                                                                 ----------
             Total Financials                                                                         1,584
                                                                                                 ----------
             INDUSTRIALS (0.3%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.2%)
       150   Hutchison Whampoa International Ltd. (a)                6.00                 -(e)          158
                                                                                                 ----------
             MARINE (0.1%)
       100   Navios Maritime Holdings, Inc.                          8.88        11/01/2017             105
                                                                                                 ----------
             Total Industrials (cost: $256)                                                             263
                                                                                                 ----------
             MATERIALS (0.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.0%)
        50   Cemex Espana Luxembourg (a)                             9.88         4/30/2019              54
                                                                                                 ----------
             DIVERSIFIED METALS & MINING (0.1%)
       100   Vedanta Resources plc (a)                               6.00         1/31/2019              91
                                                                                                 ----------
             GOLD (0.1%)
       100   St. Barbara Ltd. (a)                                    8.88         4/15/2018              88
                                                                                                 ----------
             Total Materials                                                                            233
                                                                                                 ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50   Altice Financing S.A. (a)                               7.88        12/15/2019              53
                                                                                                 ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
       150   Electricite De France S.A. (a)                          5.25                 -(e)          141
                                                                                                 ----------
             Total Eurodollar and Yankee Obligations (cost: $2,598)                                   2,700
                                                                                                 ----------

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (3.3%)

             FINANCIALS (3.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (3.3%)
$      100   Banc of America Commercial Mortgage, Inc.                  6.06%        7/10/2044      $      103
       200   Banc of America Commercial Mortgage, Inc.                  6.44         2/10/2051             204
        65   Banc of America Merrill Lynch Commercial Mortgage, Inc.    4.77         7/10/2043              64
        90   Banc of America Merrill Lynch Commercial
                Mortgage, Inc. (a)                                      6.14         9/10/2047              95
        50   Bear Stearns Commercial Mortgage Securities, Inc.          5.64        12/11/2040              45
       100   Bear Stearns Commercial Mortgage Securities, Inc.          4.75         6/11/2041             104
       100   Bear Stearns Commercial Mortgage Securities, Inc. (a)      5.66         9/11/2041              93
        50   Bear Stearns Commercial Mortgage Securities, Inc.          5.60        10/12/2041              48
        50   Citigroup Commercial Mortgage Trust                        5.95         3/15/2049              51
       150   Citigroup Commercial Mortgage Trust                        5.48        10/15/2049             144
        50   Credit Suisse Commercial Mortgage Pass-Through Trust       5.99         6/15/2038              50
       350   Credit Suisse Commercial Mortgage Pass-Through Trust       0.38 (d)     2/15/2040             255
       250   GE Capital Commercial Mortgage Corp.                       5.46         3/10/2044             250
        50   GE Capital Commercial Mortgage Corp.                       5.61        12/10/2049              49
       100   GMAC Commercial Mortgage Securities, Inc.                  4.97        12/10/2041              94
       300   GS Mortgage Securities Corp. II                            5.82         4/10/2038             300
        50   GS Mortgage Securities Corp. II                            5.94         8/10/2038              50
       200   GS Mortgage Securities Corp. II                            4.78         7/10/2039             202
       100   J.P. Morgan Chase Commercial Mortgage Securities Trust     5.37         5/15/2047             106
       100   LB-UBS Commercial Mortgage Trust                           5.38        11/15/2038             107
        50   LB-UBS Commercial Mortgage Trust                           5.28         2/15/2041              49
       100   Merrill Lynch Mortgage Trust                               5.14         7/12/2038             104
       150   Morgan Stanley Capital I, Inc.                             5.82         6/11/2042             158
        50   Morgan Stanley Capital I, Inc.                             5.68         3/12/2044              50
       200   Wachovia Bank Commercial Mortgage Trust                    5.92         5/15/2043             204
       100   Wachovia Bank Commercial Mortgage Trust (a)                4.99         5/15/2044              93
                                                                                                    ----------
                                                                                                         3,072
                                                                                                    ----------
             Total Financials                                                                            3,072
                                                                                                    ----------
             Total Commercial Mortgage Securities (cost: $3,021)                                         3,072
                                                                                                    ----------
             U.S. TREASURY SECURITIES (3.1%)

             BONDS (1.9%)
       265   2.75%, 8/15/2042                                                                              220
       265   2.75%, 11/15/2042                                                                             220
       375   2.88%, 5/15/2043                                                                              319
       481   3.00%, 5/15/2042                                                                              423
       725   3.13%, 2/15/2043                                                                              651
                                                                                                    ----------
                                                                                                         1,833
                                                                                                    ----------
             NOTES (1.2%)
       345   1.63%, 8/15/2022                                                                              317
       230   1.63%, 11/15/2022                                                                             210
       401   1.75%, 5/15/2022                                                                              375

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                    RATE         MATURITY        (000)
-----------------------------------------------------------------------------------------------------------
$      245   2.00%, 2/15/2023                                                                    $      230
                                                                                                 ----------
                                                                                                      1,132
                                                                                                 ----------
             Total U.S. Treasury Securities (cost: $3,311)                                            2,965
                                                                                                 ----------
             Total Bonds (cost: $17,215)                                                             17,135
                                                                                                 ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (7.7%)

             MONEY MARKET FUNDS (7.7%)
 7,220,993   State Street Institutional Liquid Reserve Fund, 0.07% (f)(cost: $7,221)                  7,221
                                                                                                 ----------

             TOTAL INVESTMENTS (COST: $89,776)                                                   $   92,763
                                                                                                 ==========
NUMBER
OF
CONTRACTS
-----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.6%)
       999   Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 59                                147
       730   Put - iShares MSCI Emerging Markets ETF expiring September 21, 2013 at 36                   24
       140   Put - S&P 500 Index expiring October 19, 2013 at 1600                                      373
                                                                                                 ----------

             TOTAL PURCHASED OPTIONS (COST: $380)                                                $      544
                                                                                                 ==========

             WRITTEN OPTIONS (0.1%)
      (999)  Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 56                                (65)
       (35)  Put - S&P 500 Index expiring October 19, 2013 at 1540                                      (46)
                                                                                                 ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $76)                                      $     (111)
                                                                                                 ==========

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $      25,141     $        --     $         --     $   25,141
  Preferred Stocks                                       --             481               --            481
  Exchange-Traded Funds                               6,561              --               --          6,561
International Equity Securities:
  Common Stocks                                       3,892              --               --          3,892
  Exchange-Traded Funds                              28,614              --               --         28,614
Precious Metals and Commodity-Related
  Securities:
  Exchange-Traded Funds                               3,564              --               --          3,564
Global Real Estate Equity Securities:
  Preferred Stocks                                       61              93               --            154
Bonds:
  Corporate Obligations                                  --           8,398               --          8,398
  Eurodollar and Yankee Obligations                      --           2,700               --          2,700
  Commercial Mortgage Securities                         --           3,072               --          3,072
  U.S. Treasury Securities                            2,965              --               --          2,965
Money Market Instruments:
  Money Market Funds                                  7,221              --               --          7,221
Purchased Options                                       544              --               --            544
-----------------------------------------------------------------------------------------------------------
Total                                         $      78,563     $    14,744     $         --     $   93,307
-----------------------------------------------------------------------------------------------------------

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $        (111)    $        --     $         --     $     (111)
-----------------------------------------------------------------------------------------------------------
Total                                         $        (111)    $        --     $         --     $     (111)
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $5,959,000 and $2,808,000, respectively, resulting in net unrealized appreciation of $3,151,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $94,002,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.7% of net assets at August 31, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT       Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

17  | USAA Cornerstone Aggressive Fund

================================================================================

(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2013.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Rate represents the money market fund annualized seven-day yield at August 31, 2013.

*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     10/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      10/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/28/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.